UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 9/30/14

Item 1.  Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

September 30, 2014

Altegris Macro Strategy Fund

A Series of Northern Lights Fund Trust

Semi-Annual Report

Class A (MCRAX)
Class C (MCRCX)
Class I (MCRIX)
Class N (MCRNX)

SUB-ADVISED BY
J.P. Morgan Investment Management, Inc.
270 Park Avenue
New York, NY 10017

888.524.9441

www.altegris.com/mutualfunds

Altegris Macro Strategy Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2014

The Fund’s performance figures* for the six months ended September 30, 2014, compared to its benchmark:

			Annualized	Annualized
			Since Inception	Since Inception
	Six Months	One Year	October 20, 2011	June 1, 2011
Altegris Macro Strategy Fund - Class A	0.50%	(2.91)%	N/A	(6.44)%
Altegris Macro Strategy Fund - Class A with load **	(5.32)%	(8.46)%	N/A	(8.09)%
Altegris Macro Strategy Fund - Class C	0.13%	(3.69)%	(7.77)%	N/A
Altegris Macro Strategy Fund - Class I	0.62%	(2.65)%	N/A	(6.20)%
Altegris Macro Strategy Fund - Class N	0.38%	(3.03)%	N/A	(6.48)%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	0.02%	0.05%	0.07%	0.07%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, gross of fee waivers or expense reimbursements, are 2.41%, 3.16%, 2.16% and 2.41% for Class A, Class C, Class I and Class N shares, respectively, per the Fund’s prospectus dated July 29, 2014. Class A shares are subject to a maximum sales charge on purchases of 5.75% and Class A and C shares are subject to a contingent deferred sales charge of 1.00% on certain redemptions. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days. Investors cannot invest directly in an index.

Holdings by type of investment	% of Net Assets
Bonds & Notes	22.2%
Commercial Paper	17.5%
Discount Agency Notes	13.7%
Private Investment Fund	11.5%
Certificates of Deposit	7.2%
Structured Note	5.3%
Unaffiliated Trading Companies	3.9%
Other, Assets Less Liabilities	18.7%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

Altegris Macro Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2014

Shares				Value
	INVESTMENTS - 81.3%
	PRIVATE INVESTMENT FUND - 11.5%
131,603	Brevan Howard Investment Fund - Emerging Markets Local Fixed Income Fund (Cost - $13,160,346) *			$12,637,529

	UNAFFILIATED TRADING COMPANIES ^ - 3.9%
23,633	Civic Class (a)			1,933,456
14,459	Denali Global Discretionary Program Class Denali (a)			885,216
12,188	Krom River Commodity Program Class Krom (a)			684,741
5,047	QMS Class (a)			754,230
	TOTAL UNAFFILIATEDTRADING COMPANIES (Cost - $4,247,532)			4,257,643

Principal
Amount ($)			Maturity
	STRUCTURED NOTE - 5.3%
6,400,000	Barclays Bank PLC Linked Note (a) *
	(Cost - $6,400,000)		1/28/2015	5,766,586

		Yield (b)
	LONG-TERM BONDS & NOTES - 9.4%
2,000,000	Federal Home Loan Bank	0.1250%	11/20/2014	1,999,998
2,750,000	Federal Home Loan Bank	0.2000	8/19/2015	2,750,778
1,000,000	Federal Home Loan Bank	0.2000	9/18/2015	999,898
2,500,000	Federal Home Loan Mortgage Corp.	0.5000	8/28/2015	2,507,395
4,000,000	Federal National Mortgage Association (c)	0.5000	7/2/2015	2,004,654
	TOTAL LONG-TERM BONDS & NOTES (Cost - $10,266,717)			10,262,723

	SHORT-TERM INVESTMENTS - 51.2%
	BONDS & NOTES - 12.8%
4,000,000	Federal Home Loan Bank	0.1250	3/20/2015	4,000,372
3,500,000	Federal Home Loan Bank	0.2500	1/16/2015	3,501,281
4,000,000	Federal National Mortgage Association (c)	0.3750	3/16/2015	4,004,248
2,500,000	Federal National Mortgage Corp. (c)	0.5000	4/17/2015	2,505,280
	TOTAL BONDS & NOTES (Cost - $14,008,566)			14,011,181

	CERTIFICATES OF DEPOSIT - 7.2%
2,000,000	Bank of Montreal	0.1200	10/1/2014	2,000,000
2,650,000	Sumitomo Mitsui Banking Corp.	0.1500	10/3/2014	2,650,000
2,000,000	Sumitomo Mitsui Trust Bank Ltd.	0.1300	10/22/2014	2,000,000
1,300,000	The Chiba Bank Ltd.	0.1900	10/17/2014	1,300,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $7,950,000)			7,950,000

	COMMERCIAL PAPER - 17.5%
2,000,000	American Honda Finance Corp.	0.0600	10/28/2014	1,999,910
2,421,000	Automatic Data Processing, Inc. (d)	0.0300	10/1/2014	2,421,000
1,300,000	Danaher Corp. (d)	0.0900	10/8/2014	1,299,977
2,000,000	General Electric Co.	0.0600	10/6/2014	1,999,983
2,000,000	Liberty Street Funding LLC (d)	0.1300	10/16/2014	1,999,891
1,300,000	National Rural Utilities Cooperative Finance Corp.	0.0800	10/8/2014	1,299,967
1,350,000	PACCAR Financial Corp.	0.0800	10/15/2014	1,349,958
2,650,000	Toronto-Dominion Holdings (U.S.A), Inc. (d)	0.0800	10/24/2014	2,649,864
2,100,000	Victory Receivables Corp. (d)	0.1500	10/8/2014	2,099,939
2,000,000	Working Capital Management Co. Ltd. (d)	0.1500	10/10/2014	1,999,925
	TOTAL COMMERCIAL PAPER (Cost - $19,120,414)			19,120,414

See accompanying consolidated notes to financial statements.

2

Altegris Macro Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Principal
Amount ($)		Yield (b)	Maturity	Value
	DISCOUNT AGENCY NOTES - 13.7%
2,000,000	Federal Home Loan Bank Discount Note	0.0500%	10/1/2014	$2,000,000
7,000,000	Federal Home Loan Bank Discount Note	0.0500	10/15/2014	6,999,987
4,000,000	Federal Home Loan Bank Discount Note	0.0650	10/22/2014	3,999,849
2,000,000	Federal National Mortgage Association (c)	0.1400	6/1/2015	1,998,109
	TOTAL DISCOUNT AGENCY NOTES (Cost - $14,997,945)			14,997,945

	TOTAL SHORT-TERM INVESTMENTS - (Cost - $56,076,924)			56,079,540

	TOTAL INVESTMENTS - 81.3% (Cost - $90,151,519) (e)			$89,004,021
	OTHER ASSETS LESS LIABILITIES - 18.7%			20,464,918
	NET ASSETS - 100.0%			$109,468,939

^	Global Macro Strategies Ltd.

*	Non-Income producing.

(a)	All or a portion of these investments are a holding of the AGMS Fund Limited.

(b)	Represents annualized yield at date of purchase for discount securities and coupon for coupon based securities.

(c)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corp. currently operate under a federal conservatorship.

(d)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2014, these securities amounted to $12,470,596 or 11.4% of net assets.

(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $90,151,579 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$274,374
Unrealized Depreciation:	(1,421,872)
Net Unrealized Depreciation:	$(1,147,498)

OPEN TOTAL RETURN SWAP CONTRACTS (a)

	Notional		Termination		Unrealized
Reference Entity	Amount	Interest Rate	Date	Counterparty	Depreciation
Barclays Bank PLC SWAP	$15,539,407	LIBOR+1.20%	11/9/2016	Barclays Capital Inc	$(199,202)

See accompanying consolidated notes to financial statements.

3

Altegris Macro Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2014

ASSETS
Investment securities:
At cost	$90,151,519
At value	$89,004,021
Segregated cash at broker	13,476,654
Cash	6,180,003
Receivable for securities sold	2,067,061
Receivable for Fund shares sold	259,551
Interest receivable	13,434
Prepaid expenses and other assets	45,201
TOTAL ASSETS	111,045,925

LIABILITIES
Payable for Fund shares repurchased	1,085,492
Unrealized depreciation on swap contracts	199,202
Investment advisory fees payable	130,089
Fees payable to other affiliates	42,807
Distribution (12b-1) fees payable	12,415
Accrued expenses and other liabilities	106,981
TOTAL LIABILITIES	1,576,986
NET ASSETS	$109,468,939

Net Assets Consist Of:
Paid in capital	$114,598,578
Accumulated net investment loss	(2,143,119)
Accumulated net realized loss from investments	(1,639,799)
Net unrealized depreciation of investments	(1,346,721)
NET ASSETS	$109,468,939

Net Asset Value Per Share:
Class A Shares:
Net Assets	$5,454,749
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	681,355
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$8.01
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$8.49

Class C Shares :
Net Assets	$2,312,193
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	295,028
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$7.84

Class I Shares:
Net Assets	$71,255,475
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,823,660
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.08

Class N Shares:
Net Assets	$30,446,522
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,804,996
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.00

(a)	For certain purchases of $1 million or more, a 1.00% contingent deferred sales charge may apply to redemptions made within 18 months of purchase in the amount of the commissions paid on the shares redeemed.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the offering price is reduced.

See accompanying consolidated notes to financial statements.

4

Altegris Macro Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended September 30, 2014

INVESTMENT INCOME
Interest	$44,861

EXPENSES
Investment Advisory fees	922,278
Distribution (12b-1) fees:
Class A	9,781
Class C	12,347
Class N	42,458
Non 12b-1 shareholder servicing fees	49,020
Administrative services fees	44,497
Transfer agent fees	36,403
Professional fees	36,307
Printing and postage expenses	33,275
Registration fees	31,273
Custodian fees	18,630
Accounting services fees	13,629
Compliance officer fees	8,354
Insurance expense	6,239
Trustees fees and expenses	5,898
Other expenses	6,017
TOTAL EXPENSES	1,276,406
Less: Fees waived by the Advisor	(175,098)
NET EXPENSES	1,101,308

NET INVESTMENT LOSS	(1,056,447)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(791,098)
Swaps	643,791
Net Realized Loss on investments	(147,307)

Net change in unrealized appreciation (depreciation) on:
Investments	875,332
Swaps	607,704
Net Change in Unrealized Appreciation (Depreciation) on investments	1,483,036

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,335,729

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$279,282

See accompanying consolidated notes to financial statements.

5

Altegris Macro Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2014	March 31, 2014
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(1,056,447)	$(4,377,038)
Net realized loss on investments	(147,307)	(17,692,654)
Net change in unrealized appreciation (depreciation) on investments	1,483,036	788,895
Net increase (decrease) in net assets resulting from operations	279,282	(21,280,797)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	568,999	5,349,241
Class C	71,596	589,156
Class I	14,094,134	66,425,266
Class N	1,362,502	19,748,413
Redemption fee proceeds:
Class A	67	278
Class C	20	47
Class I	634	1,488
Class N	276	1,029
Payments for shares redeemed:
Class A	(4,818,175)	(37,487,658)
Class C	(657,831)	(2,303,199)
Class I	(39,056,871)	(128,026,100)
Class N	(12,429,368)	(87,810,600)
Net increase (decrease) from shares of beneficial interest transactions	(40,864,017)	(163,512,639)

NET INCREASE (DECREASE) IN NET ASSETS	(40,584,735)	(184,793,436)

NET ASSETS
Beginning of Period	150,053,674	334,847,110
End of Period *	$109,468,939	$150,053,674
* Includes accumulated net investment loss of:	$(2,143,119)	$(1,086,672)

SHARE ACTIVITY
Class A:
Shares Sold	71,691	634,580
Shares Redeemed	(606,584)	(4,479,677)
Net decrease in shares of beneficial interest outstanding	(534,893)	(3,845,097)

Class C:
Shares Sold	9,233	71,068
Shares Redeemed	(84,630)	(282,129)
Net increase (decrease) in shares of beneficial interest outstanding	(75,397)	(211,061)

Class I:
Shares Sold	1,759,829	7,888,943
Shares Redeemed	(4,891,659)	(15,263,653)
Net increase (decrease) in shares of beneficial interest outstanding	(3,131,830)	(7,374,710)

Class N:
Shares Sold	171,801	2,367,687
Shares Redeemed	(1,569,867)	(10,602,525)
Net increase (decrease) in shares of beneficial interest outstanding	(1,398,066)	(8,234,838)

See accompanying consolidated notes to financial statements.

6

Altegris Macro Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A (1)
	Six Months Ended
	September 30, 2014		Year Ended		Year Ended		Period Ended
	(Unaudited)		March 31, 2014		March 28, 2013		March 31, 2012
Net asset value, beginning of period	$7.97		$8.70		$9.55		$10.00

Income (loss) from investment operations: (2)
Net investment loss	(0.07)		(0.16)		(0.25)		(0.36)
Net realized and unrealized gain (loss) on investments	0.11		(0.57)		(0.60)		(0.09)
Total from investment operations	0.04		(0.73)		(0.85)		(0.45)

Redemption fees collected (3)	0.00		0.00		0.00		0.00

Net asset value, end of period	$8.01		$7.97		$8.70		$9.55

Total return (4)	0.50	% (5)	(8.39)%		(8.90	)% (6)	(4.50	)% (5,6)

Net assets, at end of period (000s)	$5,455		$9,695		$44,037		$62,656

Ratios :
Ratio of gross expenses to average net assets (7,9)	2.23	% (8,12)	2.08	% (12)	2.92	% (12)	4.75	% (8)
Ratio of net expenses to average net assets (10)	1.94	% (8,12)	1.95	% (12)	2.82	% (12)	4.54	% (8)
Ratio of net investment loss to average net assets (11)	(1.87	)% (8,12)	(1.89	)% (12)	(2.68	)% (12)	(4.43	)% (8)

Portfolio Turnover Rate	111	% (5)	178%		79%		0	% (5)

(1)	Class A Shares commenced operations on June 1, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9) Ratio of gross expenses to average net assets excluding the expenses and income of AGMS Fund Limited: (7)	2.23	% (8,12)	2.08	% (12)	2.04	% (12)	2.16	% (8)

(10) Ratio of net expenses to average net assets excluding the expenses and income of AGMS Fund Limited:	1.94	% (8,12)	1.95	% (12)	1.95	% (12)	1.95	% (8)

(11) Ratio of net investment loss to average net assets excluding the expenses and income of AGMS Fund Limited:	(1.87	)% (8,12)	(1.89	)% (12)	(1.83	)% (12)	(1.84	)% (8)

(12)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying consolidated notes to financial statements.

7

Altegris Macro Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C (1)
	Six Months Ended
	September 30, 2014		Year Ended		Year Ended		Period Ended
	(Unaudited)		March 31, 2014		March 28, 2013		March 31, 2012
Net asset value, beginning of period	$7.83		$8.61		$9.53		$9.95

Income (loss) from investment operations: (2)
Net investment loss	(0.10)		(0.22)		(0.31)		(0.22)
Net realized and unrealized loss on investments	0.11		(0.56)		(0.61)		(0.20)
Total from investment operations	0.01		(0.78)		(0.92)		(0.42)

Redemption fees collected (3)	0.00		0.00		0.00		0.00

Net asset value, end of period	$7.84		$7.83		$8.61		$9.53

Total return (4)	0.13	% (5)	(9.06)%		(9.65	)% (5)	(4.22	)% (5)

Net assets, at end of period (000s)	$2,312		$2,902		$5,009		$2,735

Ratios :
Ratio of gross expenses to average net assets (6,8)	2.98	% (7,11)	2.83	% (11)	3.67	% (11)	5.50	% (7)
Ratio of net expenses to average net assets (9)	2.69	% (7,11)	2.70	% (11)	3.57	% (11)	5.29	% (7)
Ratio of net investment loss to average net assets (10)	(2.62	)% (7,11)	(2.64	)% (11)	(3.43	)% (11)	(5.17	)% (7)

Portfolio Turnover Rate	111	% (5)	178%		79%		0	% (5)

(1)	Class C Shares commenced operations on October 20, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized for periods less than one full year.

(8) Ratio of gross expenses to average net assets excluding the expenses and income of AGMS Fund Limited: (6)	2.98	% (7,11)	2.83	% (11)	2.79	% (11)	2.91	% (7)

(9) Ratio of net expenses to average net assets excluding the expenses and income of AGMS Fund Limited:	2.69	% (7,11)	2.70	% (11)	2.70	% (11)	2.70	% (7)

(10) Ratio of net investment loss to average net assets excluding the expenses and income of AGMS Fund Limited:	(2.62	)% (7,11)	(2.64	)% (11)	(2.58	)% (11)	(2.59	)% (7)

(11)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying consolidated notes to financial statements.

8

Altegris Macro Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I (1)
	Six Months Ended
	September 30, 2014		Year Ended	Year Ended		Period Ended
	(Unaudited)		March 31, 2014	March 28, 2013		March 31, 2012
Net asset value, beginning of period	$8.03		$8.74	$9.57		$10.00

Income (loss) from investment operations: (2)
Net investment loss	(0.06)		(0.14)	(0.23)		(0.34)
Net realized and unrealized loss on investments	0.11		(0.57)	(0.60)		(0.09)
Total from investment operations	0.05		(0.71)	(0.83)		(0.43)

Redemption fees collected (3)	0.00		0.00	0.00		0.00

Net asset value, end of period	$8.08		$8.03	$8.74		$9.57

Total return (4) (5)	0.62	% (6)	(8.12)%	(8.67	)% (5,6)	(4.30	)% (5,6)

Net assets, at end of period (000s)	$71,255		$96,003	$168,971		$167,290

Ratios including the expenses and income of AGMS Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.98	% (8,12)	1.83%	2.67	% (12)	4.50	% (8)
Ratio of net expenses to average net assets (10)	1.69	% (8,12)	1.70%	2.57	% (12)	4.29	% (8)
Ratio of net investment loss to average net assets (11)	(1.62	)% (8,12)	(1.64)%	(2.43	)% (12)	(4.19	)% (8)

Portfolio Turnover Rate	111	% (6)	178%	79%		0	% (6)

(1)	Class I shares commenced operations on June 1, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9) Ratio of gross expenses to average net assets excluding the expenses and income of AGMS Fund Limited: (7)	1.98	% (8,12)	1.83%	1.79	% (12)	1.91	% (8)

(10) Ratio of net expenses to average net assets excluding the expenses and income of AGMS Fund Limited:	1.69	% (8,12)	1.70%	1.70	% (12)	1.70	% (8)

(11) Ratio of net investment loss to average net assets excluding the expenses and income of AGMS Fund Limited:	(1.62	)% (8,12)	(1.64)%	(1.58	)% (12)	(1.60	)% (8)

(12)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying consolidated notes to financial statements.

9

Altegris Macro Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class N(1)
	Six Months Ended
	September 30, 2014		Year Ended		Year Ended		Period Ended
	(Unaudited)		March 31, 2014		March 28, 2013		March 31, 2012
Net asset value, beginning of period	$7.97		$8.69		$9.55		$10.00

Income (loss) from investment operations: (2)
Net investment loss	(0.07)		(0.16)		(0.25)		(0.36)
Net realized and unrealized loss on investments	0.10		(0.56)		(0.61)		(0.09)
Total from investment operations	0.03		(0.72)		(0.86)		(0.45)

Redemption fees collected (3)	0.00		0.00		0.00		0.00

Net asset value, end of period	$8.00		$7.97		$8.69		$9.55

Total return (4)	0.38	% (5)	(8.29)%		(9.01	)% (5)	(4.50	)% (5)

Net assets, at end of period (000s)	$30,447		$41,454		$116,830		$97,095

Ratios including the expenses and income of AGMS Fund Limited:
Ratio of gross expenses to average net assets (6,8)	2.23	% (7,11)	2.08	% (11)	2.92	% (11)	4.75	% (7)
Ratio of net expenses to average net assets (6,9)	1.94	% (7,11)	1.95	% (11)	2.82	% (11)	4.54	% (7)
Ratio of net investment loss to average net assets (6,10)	(1.87	)% (7,11)	(1.89	)% (11)	(2.68	)% (11)	(4.44	)% (7)

Portfolio Turnover Rate	111	% (5)	178%		79%		0	% (5)

(1)	Class N shares commenced operations on June 1, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized for periods less than one full year.

(8) Ratio of gross expenses to average net assets excluding the expenses and income of AGMS Fund Limited: (6)	2.23	% (7,11)	2.08	% (11)	2.04	% (11)	2.16	% (7)

(9) Ratio of net expenses to average net assets excluding the expenses and income of AGMS Fund Limited:	1.94	% (7,11)	1.95	% (11)	1.95	% (11)	1.95	% (7)

(10) Ratio of net investment loss to average net assets excluding the expenses and income of AGMS Fund Limited:	(1.87	)% (7,11)	(1.89	)% (11)	(1.83	)% (11)	(1.86	)% (7)

(11)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

See accompanying consolidated notes to financial statements.

10

Altegris Macro Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
September 30, 2014

1.	ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Macro Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek absolute returns. The Fund seeks to achieve its investment objective by allocating its assets between global macro strategies and a fixed income strategy. The Fund commenced operations on June 1, 2011.

On September 1, 2013, the partnership of Aquiline Capital Partners LLC and Genstar Capital, LLC, closed a transaction with Genworth Financial, Inc. (“Genworth”), the former parent company of Altegris, in the acquisition of the Genworth’s wealth management business, including Altegris. All customary closing conditions were met with approval at the shareholder meeting held on July 19, 2013, whereby the shareholders approved the new investment advisory agreement. Results of the proxy are included in the renewal of the advisory agreement.

The Fund offers Class A, Class C, Class I and Class N shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C and N shares of the Fund are offered at their net asset value (“NAV”) without an initial sales charge. Class C shares may be subject to a CDSC on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class I shares of the Fund are offered at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include AGMS Fund Limited (“AGMS”) a wholly-owned and controlled subsidiary, in which the Fund may invest up to 25% of its total net assets. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated in consolidation.

A summary of the Fund’s investment in AGMS is as follows:

	Inception Date of	AGMS Net Assets at	% of Fund Net Assets at
	AGMS	September 30, 2014	September 30, 2014
AGMS	4/13/2011	$25,570,205	23.4%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

11

Altegris Macro Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2014

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

AGMS gains exposure to the global derivatives markets through investment in the unaffiliated trading companies of Global Macro Strategy Limited (“GMSL”). GMSL is an exempted company under the Companies Law of the Cayman Islands created on April 6, 2011. GMSL uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled “managed futures” programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more commodity trading advisors (“CTA”). Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. AGMS may redeem its shares in GMSL on a biweekly basis.

Altegris Advisors, LLC (the “Advisor”) fair values the investments in GMSL daily based on the underlying CTA’s current position information on a next-trading day basis. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisor’s estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisor’s prior day fair value NAV is reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at September 30, 2014 the NAV is calculated using the current market values of the CTAs total assets as of the close of the regular trading session of the exchange or the close price at 4 pm eastern time.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued

12

Altegris Macro Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2014

via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular, pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the referenced assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

The amounts of derivative instruments disclosed on the Consolidated Portfolio of Investments at September 30, 2014 are a reflection of the volume of derivative activity for the Fund.

Fair Value – The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

13

Altegris Macro Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2014

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Private Investment Company	$—	$12,637,529	$—	$12,637,529
Unaffiliated Trading Companies	—	4,257,643	—	4,257,643
Structured Note	—	5,766,586	—	5,766,586
Bonds & Notes	—	24,273,904	—	24,273,904
Certificates of Deposit	—	7,950,000	—	7,950,000
Commercial Paper	—	19,120,414	—	19,120,414
Discount Agency Notes	—	14,997,945	—	14,997,945
Total Assets:	$—	$89,004,021	$—	$89,004,021

Liabilities - Derivatives
Swaps	$—	$(199,202)	$—	$(199,202)

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the beginning of the reporting period.

*	Refer to the Consolidated Portfolio of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

14

Altegris Macro Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2014

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years or expected to be taken in the Fund’s 2014 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AGMS is an exempted Cayman investment company. AGMS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AGMS is a Controlled Foreign Corporation (“CFC”) and as such is not subject to U.S. income tax.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended September 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities amounted to $16,761,987 and $18,071,524. For the six months ended September 30, 2014, cost of purchases and proceeds from sales of U.S. Government securities, other than short-term investments, amounted to $7,270,982 and $7,021,538 respectively.

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the unrealized on swap contracts. During the six months ended September 30, 2014, the Fund was not subject to any master netting arrangements.

15

Altegris Macro Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2014

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2014:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Total Return Swaps	Unrealized depreciation on swap contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of September 30, 2014:

Liability Derivatives Investment Value
Derivative Investment Type	Swaps
Total Return Swaps	$199,202

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended September 30, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Swaps	Net realized gain (loss) from swaps
Net unrealized appreciation (depreciation) on swaps

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended September 30, 2014:

Realized gain (loss) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	September 30, 2014
Swaps	$643,791	$643,791

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	September 30, 2014
Swaps	$607,704	$607,704

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the consolidated financial statements.

Associated Risks:

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the consolidated portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in

16

Altegris Macro Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2014

Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Counterparty Risk: The Fund invests in derivative instruments issued for the Fund by Barclays Bank PLC (“Barclays”), a Barclays Product (“Product”). If Barclays becomes insolvent, Barclays may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Fund invests in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD. The Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arises.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

The Advisor delegates management of the Fund’s Fixed Income strategy portfolio to J.P. Morgan Investment Management, Inc., who serves as the Fund’s sub-advisor (the “Sub-Advisor”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the following annual rates: 1.50% on the first $1 billion, 1.40% on net assets greater than $1 billion and less than or equal to $1.5 billion, 1.30% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.20% on net assets greater than $2 billion and less than or equal to $2.5 billion, 1.10% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.00% on net assets greater than $3 billion. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, the Sub-Advisor is entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of the Fund’s average daily net assets. The Sub-Advisor is paid by the Advisor, not the Fund. For the six months ended September 30, 2014, the Advisor earned $922,278 in advisory fees.

Prior to September 1, 2013, the Advisor had contractually agreed to reduce its fees and/or absorb expenses of the Fund, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) will not exceed 1.95%, 2.70%, 1.70% and 1.95% of the daily average net assets attributable to each of the Class A, Class C, Class I and Class N shares, respectively. Effective September 1, 2013 the Adviser revised the operating expense limitation and agreed to limit the Fund’s current Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, Acquired Fund Fees and Expenses (FEL) or extraordinary expenses such as litigation) will not exceed 1.94%, 2.69%, 1.69% and 1.94% of the daily average net assets attributable to each of the Class A, Class C, Class I and Class N shares, respectively. Effective June 25, 2014, the Advisor revised the operating

17

Altegris Macro Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2014

expense limitation and agreed to limit the Fund’s Operating Expenses after Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.94%, 2.69%, 1.69% and 1.94% of the daily average net assets attributable to each of the Class A, Class C, Class I and Class N shares, respectively.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Cumulative expenses subject to recapture pursuant to the aforementioned conditions will expire March 31, of the following years:

2015	$251,251
2016	$349,782
2017	$314,040
$915,073

The Board has adopted the Trust’s master Distribution Plans and Agreements (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class N shares and at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”); to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended September 30, 2014, pursuant to the Plans, Class A, Class C and Class N shares paid $9,781, $12,347 and $42,458, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. The Distributor is an affiliate of GFS. During the six months ended September 30, 2014, the Distributor received $379 and $790 in underwriting commissions for sales of Class A and Class C shares, of which $51 and $74, respectively, was retained by the principal underwriter or other affiliated broker-dealers.

The Fund is part of a series of Altegris Mutual Funds or mutual fund Family (“Family”) comprised of the Fund, Altegris Managed Futures Strategy Fund, Altegris Futures Evolution Strategy Fund, Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund, Altegris Multi Strategy Alternative Fund and Altegris/AACA Real Estate Long Short Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund. Pursuant to separate servicing agreements with GFS, the funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to each Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

18

Altegris Macro Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2014

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended September 30, 2014, Class A, Class C, Class I and Class N shares, assessed redemption fees in the amounts of $67, $20, $634 and $276, respectively.

6.	TAX COMPONENTS OF CAPITAL

As of March 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	Loss and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$—	$(2,537,501)	$(2,871,420)	$(5,408,921)

Qualified late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $1,045,009.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses of $1,492,492.

The difference between book basis and tax basis accumulated net investment losses and unrealized depreciation is primarily attributable to the mark-to-market on passive foreign investment corporations.

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, adjustments for passive foreign investment corporations and adjustments related to the fund’s holding in AGMS Fund Ltd, resulted in reclassification for the year ended March 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(54,484,630)	$11,505,304	$42,979,326

Appropriate tax adjustments have been made to the tax cost of investments, accumulated earnings on a tax basis and capital loss carryforwards in accordance with March 31, 2013 tax year end of the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

19

Altegris Macro Strategy Fund
EXPENSE EXAMPLES (Unaudited)
September 30, 2014

As a shareholder of the Altegris Macro Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Macro Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning April 1, 2014 and ending September 30, 2014.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Macro Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	4/1/14	9/30/2014	4/1/14-9/30/14
Class A	1.94%	$1,000.00	$1,005.00	$9.75
Class C	2.69%	$1,000.00	$1,001.30	$13.50
Class I	1.69%	$1,000.00	$1,006.20	$8.50
Class N	1.94%	$1,000.00	$1,003.80	$9.75

Table 2
	Annualized	Beginning	Ending Account	Expenses Paid During
Hypothetical	Expense	Account Value	Value	Period
(5% return before expenses)	Ratio	4/1/14	9/30/2014	4/1/14-9/30/14
Class A	1.94%	$1,000.00	$1,015.34	$9.80
Class C	2.69%	$1,000.00	$1,011.58	$13.56
Class I	1.69%	$1,000.00	$1,016.68	$8.54
Class N	1.94%	$1,000.00	$1,015.34	$9.80

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).
20

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
21

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
22

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-524-9441 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR
Altegris Advisors, L.L.C
1200 Prospect Street, Suite 400
La Jolla, CA 92037

SUB – ADVISOR
J.P. Morgan Investment Management, Inc.
270 Park Avenue
New York, NY 10017

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

altegris

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

 Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

12/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

12/9/14

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/9/14